SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

18. SHARE-BASED COMPENSATION

On September 10, 2021, the Company adopted 2021 Share Incentive Plan (“the 2021 Plan”) with the purpose of providing incentives and rewards to its managements and employees.

Under the 2021 Plan, the Company’s Board of Directors has approved that a maximum aggregate number of shares that may be issued pursuant to all awards granted shall be 11,258,693 shares, 11,154,698 shares have been granted under the 2021 plan since adoption day.

Compensation expenses recognized for share-based awards granted by the Company were as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
General and administrative expenses	26,123	5,879	9,834
Sales and marketing expenses	—	—	1,400
Research and development expenses	—	—	720
Cost of revenues	—	—	352
Total	26,123	5,879	12,306

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Share-based compensation expenses:
-Related to management’s restricted shares (a)	9,865	—	—
-Related to management’s RSUs (b)	16,258	5,879	8,950
-Related to share options (c)	—	—	3,356
Total	26,123	5,879	12,306

There was no income tax benefit recognized in the consolidated statements of comprehensive loss for share-based compensation expenses and the Company did not capitalize any of the share-based compensation expenses as part of the cost of any assets for years ended December 31, 2023, 2024 and 2025.

(a)	Management’s Restricted Shares

As further discussed in Note 16, on September 10, 2021, the Company granted 1,478,415 restricted ordinary shares at par value US$0.0001 to Zuniform Limited, owned by the CEO. The restricted ordinary shares had been vested in two tranches, i.e., 739,207 and 739,208 ordinary shares and no longer be deemed restricted shares on July 5, 2022 and July 5, 2023, respectively.

The movement of the restricted shares during the year ended December 31, 2023, was as follow:

	Number of restricted	Weighted average grant
	shares	date fair value (US$)
Unvested as of January 1, 2023	739,208	5.7072
Vested	(739,208)	5.7072
Unvested as of December 31, 2023	—	—

The fair value of the management’s restricted shares was determined at the respective grant date by the Company and was amortized over the respective vesting period on graded vesting method. The share-based compensation expenses related to management’s restricted shares for the years ended December 31, 2023, 2024 and 2025 were RMB 9,865, RMB nil and RMB nil, respectively.

18. SHARE-BASED COMPENSATION (CONTINUED)

(b)Management’s RSUs

On October 5, 2022, 1,421,181 RSUs representing 1,421,181 ordinary shares of the Company with par value US$0.0001 were granted to certain director, executive officer and management of the Company. 745,164 RSUs have immediately vested due to the service inception date preceded the grant date and the Company recognized RMB 33,600 share-based compensation expenses on the grant date. 234,005, 234,005 and 208,007 RSUs were vested during the years ended December 31, 2023, 2024 and 2025, respectively.

On January 15, 2025, 1,780,681 RSUs representing 1,780,681 ordinary shares of the Company with par value US$0.0001 were granted to certain director, executive officer and management of the Company (“2025 RSUs”). RSUs granted have both service condition and performance condition based on employees’ key performance indicators evaluation during the performance period and compensation cost is accrued as it is probable that the performance condition will be achieved. The contract term of RSUs granted on January 15, 2025 is eight years from the grant date. RSUs granted are scheduled to be vested over service periods ranging from two months to two years. 1,299,766 RSUs are vested during the year ended December 31, 2025, and 415,926 RSUs and 64,989 RSUs will be vested during the years ended December 31, 2026 and 2027, respectively.

The movement of the RSUs during the years ended December 31, 2023, 2024 and 2025, was as follows:

	RSUs
	Number of	Weighted average grant
	RSUs	date fair value (US$)
Unvested as of January 1, 2023	676,017	6.3515
Vested	(234,005)	6.3515
Unvested as of December 31, 2023	442,012	6.3515
Vested	(234,005)	6.3515
Unvested as of December 31, 2024	208,007	6.3515
Granted	1,780,681	0.6727
Vested	(1,507,773)	1.4561
Unvested as of December 31, 2025	480,915	0.6727

The fair value of the management’s RSUs was determined based on the market closing price of the Company’s ADS. The stock-based compensation was estimated based on the probability of performance condition and amortized over the respective vesting period on graded vesting method. The share-based compensation expenses related to management’s RSUs for the years ended December 31, 2023, 2024 and 2025 were RMB 16,258, RMB 5,879 and RMB 8,950, respectively.

As of December 31, 2025, there was RMB 540 of unamortized stock-based compensation expense related to unvested awards which is expected to be recognized over a weighted-average period of 0.42 years. The Company accounts for forfeitures as they occur.

(c) Share Options

On January 15, 2025, share options representing 4,996,006 ordinary shares of the Company with par value US$0.0001 were granted to certain employees and executives of the Company. Options granted have both service condition and performance condition based on employees and executives’ key performance indicators evaluation during the performance period and compensation cost is accrued as it is probable that the performance condition will be achieved. The contract term of share options granted on January 15, 2025 is eight years from the grant date. Options granted are scheduled to be vested over service periods of two years. Nil employee share options are vested during the year ended December 31, 2025. The exercise price for the share options is USD 1.98 per share.

18. SHARE-BASED COMPENSATION (CONTINUED)

(c) Share Options (continued)

On December 30, 2025, the Company modified the exercise price to USD 0.66 per share for a total number 4,996,006 share options previously granted to certain employees and executives of the Company on January 15, 2025. All other terms of the share options granted remain unchanged. The modification resulted in an incremental compensation cost of RMB 1,079, which will be amortized over the remaining vesting period of the modified options.

A summary of the employees’ share options for the year ended December 31, 2025, was as follow:

			Weighted-	Weighted
		Weighted-	average	average	Aggregate
		average exercise	remaining	grant date	intrinsic
	Number of share	price per option	contractual life	fair	value
	option	(US$)	(years)	value (US$)	(US$)
Outstanding as of January 1, 2025	—	—	—	—	—
Granted	4,996,006	1.98		0.1627
Exercised	—	—		—
Forfeited	(543,979)	1.98		0.1626
Outstanding as of December 31, 2025	4,452,027	0.66	7.05	0.1627	—

Exercisable as of December 31, 2025	—	—	—	—	—
Expected to vest as of December 31, 2025	4,452,027	0.66	7.05	0.1627	—

The share-based compensation expenses related to share options for the year ended December 31, 2025 were RMB 3,356. As of December 31, 2025, there was RMB 3,193 of unrecognized stock-based compensation related to unvested share options, which is expected to be recognized over a weighted-average period of 0.75 years.

The Company estimates the fair value of share options on grant date using the binomial option pricing model and estimated the stock-based compensation based on the probability of performance condition and amortized over the respective vesting period on graded vesting method. The binominal model requires the input of highly subjective assumptions, including the expected share price volatility and the suboptimal early exercise factor. For expected volatility, the Company has made reference to historical volatilities of several comparable companies. The suboptimal early exercise factor was estimated based on the Company’s expectation of exercise behavior of the grantees. The risk-free rate for periods within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. Subsequent to the IPO, fair value of the ordinary shares is determined based on the closing price of the Company’s publicly traded ADSs on the grant date.

The following table presents assumptions used to estimate the fair values of share options granted for the year ended December 31, 2025:

For the year ended December 31, 2025
Risk-free interest rate(1)	4.80%
Dividend yield(2)	0.00%
Volatility(3)	49.44%
Exercise multiple(4)	2.2-2.8

(1)	Risk-free interest rate – The risk-free interest rate for periods within the contractual life of the options is based on the yield of US government Bonds with a maturity life equal to the remaining maturity life of the share options as of the valuation date.
(2)	Dividend yield – The dividend yield is estimated based on the Company’s expected dividend policy over the expected term of the options.

18. SHARE-BASED COMPENSATION (CONTINUED)

(c) Share Options (continued)

(3)	Volatility – Volatility is estimated based on the historical volatility of common shares of several comparable publicly-traded companies in the same industry.
(4)	Exercise multiple – Exercise multiple is estimated based on changes in expected intrinsic value of the option and the likelihood of early exercise by employees.